Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss) for the period	$ 2,463	$ (3,701)
Interest paid	(78)	(37)
Income tax (paid) refunded	(37)	4
Adjustments for:
Loss on fair value of investment	72	162
Depreciation of property and equipment	396	549
Amortization of intangible assets	364	316
Depreciation of right of use assets	333	314
Share-based compensation expense	398	304
Loss on disposal of equipment		3
Financing costs	89	61
Current income tax expense		57
Changes in working capital:
Amounts receivable	(3,055)	978
Unbilled revenue and prepaid expenses	(2,832)	99
Accounts payable and accrued liabilities	527	737
Unearned revenue	(395)	(400)
Gain on foreign currency translation	(36)	(48)
Cash flows used by operating activities	(1,791)	(602)
Investing activities:
Purchase of property and equipment	(2,018)	(144)
Additions to intangible assets	(234)	(277)
Cash flows used in investing activities	(2,252)	(421)
Financing activities:
Proceeds from private placement	2,445	1,519
Issuance costs	(141)	(193)
Exercise of warrants	2,041
Payment of lease obligations	(345)	(327)
Repayment of bank loan	(41)	(48)
Repayment of loan payable	(41)
Repayment of government loans	(114)	(121)
Cash flows provided by financing activities	3,804	830
Effect of foreign exchange on cash	7	27
Decrease in cash	(232)	(166)
Cash, beginning of period	677	843
Cash, end of period	$ 445	$ 677